Share-based compensation - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under plan (in shares)		7,438,527
Annual increase in shares authorized, percentage		4.00%
Number of additional shares authorized for issuance under plan (in shares)	3,604,871
Expiration period		6 years
Tax benefit related to share-based compensation expense		$ 0	$ 0
Unvested stock options, vested (in shares)		269,043
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid		$ 264,882,682
Unrecognized share-based compensation expense		$ 5,778,699	$ 1,433,785
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of Common Stock in connection with stock option exercises (in shares)		64,570
Vesting on 1st year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Vesting percentage		25.00%
Vesting ratably over the remaining three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Non-employee consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid		$ 450,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)		1,614,683	2,364,010
Issuance of shares of Common Stock in connection with stock option exercises (in shares)		64,570
Unrecognized share-based compensation expense, weighted average remaining vesting period		2 years 4 months 24 days	3 years 1 month 6 days
Stock options | Vesting on 1st year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%	25.00%
Stock options | Vesting ratably 90 days after grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			90 days
Stock options | Vesting ratably over the remaining three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years
Vesting percentage		75.00%	75.00%
Stock options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)		1,255,959	571,774
Options granted in period, weighted average grant date fair value (in dollars per share)		$ 4.466	$ 3.350
Stock options | Employee | Vesting on 1st year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)			446,221
Stock options | Employee | Vesting ratably 90 days after grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)			125,553
Stock options | Non-employee consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)		358,724	1,792,236
Options granted in period, weighted average grant date fair value (in dollars per share)		$ 3.885	$ 0.714
Issuance of shares of Common Stock in connection with stock option exercises (in shares)		64,570
Intrinsic value		$ 0
Stock options | Non-employee consultant | Vesting immediately upon grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Number of options granted (in shares)			64,570
Stock options | Non-employee consultant | Vesting on 1st year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		10.00%
Number of options granted (in shares)			1,727,666
Stock options | Non-employee consultant | Vest based on certain performance milestones
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		65.00%